Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash investing and financing activities:
Contribution benefit on low interest rate notes			$ 170,329
Shares issued to acquire Holdco shares	11,441
Shares issued in connection with Xcite acquisition	4,196
Common shares issued to settle debt		107,671
Deferred financing costs included in accrued expenses		174,813	398,276
Fair value common shares issued in acquisition		$ 13,184,384